Shareholders' Equity - Stockholders Rights Plan (Details)	12 Months Ended
Dec. 31, 2016 series shares
Shareholders' Equity
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan (as a percent)	10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders (in shares) | shares	3,750,000
Minimum number of series in which preference shares is to be issued | series	1